LOANS	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net [Abstract]
LOANS

NOTE E - LOANS

Loans typically provide higher yields than the other types of earning assets, and thus one of the Company's goals is for loans to be the largest category of the Company's earning assets. At December 31, 2012 and December 31, 2011, respectively, loans accounted for 63.6% and 62.4% of earning assets. The Company controls and mitigates the inherent credit and liquidity risks through the composition of its loan portfolio.

The following table shows the composition of the loan portfolio by category:

	December 31, 2012		December 31, 2011
	Amount	Percent of Total	Amount	Percent of Total
	(Dollars in thousands)

Mortgage loans held for sale	$5,585	1.4%	$2,906	0.7%
Commercial, financial and agricultural	53,234	12.9	48,385	12.5
Real Estate:
Mortgage-commercial	142,046	34.3	138,943	35.8
Mortgage-residential	140,703	34.0	117,692	30.3
Construction	57,529	13.9	63,357	16.3
Consumer and other	14,600	3.5	16,645	4.4
Total loans	413,697	100%	387,928	100%
Allowance for loan losses	(4,727)		(4,511)
Net loans	$408,970		$383,417

In the context of this discussion, a "real estate mortgage loan" is defined as any loan, other than a loan for construction purposes, secured by real estate, regardless of the purpose of the loan. The Company follows the common practice of financial institutions in the Company’s market area of obtaining a security interest in real estate whenever possible, in addition to any other available collateral. This collateral is taken to reinforce the likelihood of the ultimate repayment of the loan and tends to increase the magnitude of the real estate loan portfolio component. Generally, the Company limits its loan-to-value ratio to 80%. Management attempts to maintain a conservative philosophy regarding its underwriting guidelines and believes it will reduce the risk elements of its loan portfolio through strategies that diversify the lending mix.

Loans held for sale consist of mortgage loans originated by the Bank and sold into the secondary market. Commitments from investors to purchase the loans are obtained upon origination.

Activity in the allowance for loan losses for December 31, 2012 and 2011 is as follows:

(In thousands)

	2012	2011

Balance at beginning of period	$4,511	$4,617
Loans charged-off:
Real Estate	(821)	(1,569)
Installment and Other	(203)	(97)
Commercial, Financial and Agriculture	(166)	(321)
Total	(1,190)	(1,987)
Recoveries on loans previously charged-off:
Real Estate	83	311
Installment and Other	70	73
Commercial, Financial and Agriculture	25	29
Total	178	413
Net Charge-offs	(1,012)	(1,574)
Provision for Loan Losses	1,228	1,468
Balance at end of period	$4,727	$4,511

The following tables represent how the allowance for loan losses is allocated to a particular loan type as well as the percentage of the category to total loans at December 31, 2012 and December 31, 2011.

Allocation of the Allowance for Loan Losses

	December 31, 2012
	(Dollars in thousands)
	Amount	% of loans in each category to total loans

Commercial Non Real Estate	$420	13.3%
Commercial Real Estate	3,338	63.7
Consumer Real Estate	810	19.0
Consumer	151	4.0
Unallocated	8	-
Total	$4,727	100%

	December 31, 2011
	(Dollars in thousands)
	Amount	% of loans in each category to total loans

Commercial Non Real Estate	$397	16.3%
Commercial Real Estate	3,356	63.8
Consumer Real Estate	680	15.7
Consumer	78	4.2
Unallocated	-	-
Total	$4,511	100%

The following table represents the Company’s impaired loans at December 31, 2012 and December 31, 2011. This table excludes performing troubled debt restructurings.

	December 31,	December 31,
	2012	2011
	(In thousands)
Impaired Loans:
Impaired loans without a valuation allowance	$1,445	$2,791
Impaired loans with a valuation allowance	2,144	2,334
Total impaired loans	$3,589	$5,125
Allowance for loan losses on impaired loans at period End	936	738
Total nonaccrual loans	3,401	5,125

Past due 90 days or more and still accruing	158	496
Average investment in impaired loans	2,979	4,185

The following table is a summary of interest recognized and cash-basis interest earned on impaired loans for the years ended December 31, 2012 and December 31, 2011:

	2012	2011

Average of individually impaired loans during period	$2,979	$4,827
Interest income recognized during Impairment	-	-
Cash-basis interest income Recognized	50	287

The gross interest income that would have been recorded in the period that ended if the nonaccrual loans had been current in accordance with their original terms and had been outstanding throughout the period or since origination, if held for part of the twelve months for December 31, 2012 and 2011, was $81,000 and $112,000, respectively. The Company had no loan commitments to borrowers in non-accrual status at December 31, 2012 and 2011.

The following tables provide the ending balances in the Company's loans (excluding mortgage loans held for sale) and allowance for loan losses, broken down by portfolio segment as of December 31, 2012 and December 31, 2011. The tables also provide additional detail as to the amount of our loans and allowance that correspond to individual versus collective impairment evaluation. The impairment evaluation corresponds to the Company's systematic methodology for estimating its Allowance for Loan Losses.

December 31, 2012

		Installment	Commercial,
	Real Estate	and Other	Financial and Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$4,111	$55	$221	$4,387
Collectively evaluated	333,298	16,401	54,025	403,724
Total	$337,409	$16,456	$54,246	$408,111

Allowance for Loan Losses
Individually evaluated	$917	$110	$76	$1,103
Collectively evaluated	3,231	49	344	3,624
Total	$4,148	$159	$420	$4,727

December 31, 2011

		Installment	Commercial,
	Real Estate	And Other	Financial and Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$4,841	$38	$246	$5,125
Collectively evaluated	301,271	16,107	62,519	379,897
Total	$306,112	$16,145	$62,765	$385,022

Allowance for Loan Losses
Individually evaluated	$662	$13	$63	$738
Collectively evaluated	3,375	64	334	3,773
Total	$4,037	$77	$397	$4,511

The following tables provide additional detail of impaired loans broken out according to class as of December 31, 2012 and 2011. The recorded investment included in the following table represents customer balances net of any partial charge-offs recognized on the loans, net of any deferred fees and costs. As nearly all of our impaired loans at December 31, 2012 are on nonaccrual status, recorded investment excludes any insignificant amount of accrued interest receivable on loans 90-days or more past due and still accruing. The unpaid balance represents the recorded balance prior to any partial charge-offs.

December 31, 2012

				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
	(In thousands)
Impaired loans with no related allowance:
Commercial installment	$15	$15	$-	$46	$-
Commercial real estate	1,013	1,529	-	1,004	39
Consumer real estate	106	969	-	168	8
Consumer installment	311	311	-	156	1
Total	$1,445	$2,824	$-	$1,374	$48

Impaired loans with a related allowance:
Commercial installment	$203	$203	$73	$173	$8
Commercial real estate	1,549	1,549	747	1,546	38
Consumer real estate	44	44	44	72	4
Consumer installment	348	348	72	197	2
Total	$2,144	$2,144	$936	$1,988	$52

Total Impaired Loans:
Commercial installment	$218	$218	$73	$219	$8
Commercial real estate	2,562	3,078	747	2,550	77
Consumer real estate	150	1,013	44	240	12
Consumer installment	659	659	72	353	3
Total Impaired Loans	$3,589	$4,968	$936	$3,362	$100

December 31, 2011

				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
	(In thousands)
Impaired loans with no related allowance:
Commercial installment	$121	$121	$-	$69	$5
Commercial real estate	2,420	2,420	-	1,457	85
Consumer real estate	241	241	-	288	3
Consumer installment	9	9	-	11	-
Total	$2,791	$2,791	$-	$1,825	$93

Impaired loans with a related allowance:
Commercial installment	$125	$125	$63	$128	$-
Commercial real estate	1,533	1,533	574	1,463	23
Consumer real estate	647	647	88	740	12
Consumer installment	29	29	13	29	6
Total	$2,334	$2,334	$738	$2,360	$41

Total Impaired Loans:
Commercial installment	$246	$246	$63	$197	$5
Commercial real estate	3,953	3,953	571	2,920	108
Consumer real estate	888	888	91	1,028	15
Consumer installment	38	38	13	40	6
Total Impaired Loans	$5,125	$5,125	$738	$4,185	$134

The following tables provide additional detail of troubled debt restructurings at December 31, 2012.

	Outstanding Recorded	Outstanding Recorded		Interest
	Investment Pre-Modification	Investment Post-Modification	Number of Loans	Income Recognized
(in thousands except number of loans)

Commercial installment	$-	$-	-	$-
Commercial real estate	107	104	1	8
Consumer real estate	-	-	-	-
Consumer installment	-	-	-	-
Total	$107	$104	1	$8

The balance of troubled debt restructurings at December 31, 2012 was $2.7 million, calculated for regulatory reporting purpose. Of these amounts, $1.0 million were performing in accordance with the modified terms. The remaining $1.7 million are on non-accrual. There was $51,000 in specific reserves established with respect to these loans as of December 31, 2012. As of December 31, 2012, the Company had no additional amount committed on any loan classified as troubled debt restructuring.

The recorded investment in loans for which the allowance for loan losses was previously measured under a general allowance for loan losses methodology and are now impaired under ASC Section 310-10-35 was $205,000. The allowance for loan losses associated with those loans on the basis of a current evaluation of loss was $51,000. All loans were performing as agreed with modified terms.

During the twelve month period ending December 31, 2012, the terms of 1 loan was modified as a TDR. The modifications included one of the following or a combination of the following: maturity date extensions, interest only payments, amortizations were extended beyond what would be available on similar type loans, and payment waiver. No interest rate concessions were given on these nor were any of these loans written down.

The following tables summarize by class our loans classified as past due in excess of 30 days or more in addition to those loans classified as non-accrual:

	December 31, 2012
	(In thousands)
	Past Due 30 to 89 Days	Past Due 90 Days or More and Still Accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans

Real Estate-construction	$990	$-	$1,667	$2,657	$57,529
Real Estate-mortgage	3,045	147	986	4,178	140,702
Real Estate-non farm nonresidential	389	-	608	997	142,046
Commercial	88	-	135	223	53,234
Consumer	132	11	5	148	14,600
Total	$4,644	$158	$3,401	$8,203	$408,111

	December 31, 2011
	(In thousands)
	Past Due 30 to 89 Days	Past Due 90 Days or More and Still Accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans

Real Estate-construction	$70	$22	$945	$1,037	$63,357
Real Estate-mortgage	2,189	311	984	3,484	117,692
Real Estate-non farm nonresidential	1,662	144	2,877	4,683	138,943
Commercial	138	19	246	403	48,385
Consumer	214	-	73	287	16,645
Total	$4,273	$496	$5,125	$9,894	$385,022

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience credit documentation, public information, and current economic trends, among other factors. The Company uses the following definitions for risk ratings, which are consistent with the definitions used in supervisory guidance:

Special Mention.    Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard.    Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful.    Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

As of December 31, 2012 and December 31, 2011, and based on the most recent analysis performed, the risk category of loans by class of loans (excluding mortgage loans held for sale) was as follows:

(In thousands)
December 31, 2012

				Commercial,
	Real Estate Commercial	Real Estate Mortgage	Installment and Other	Financial and Agriculture	Total

Pass	$241,926	$76,206	$16,426	$53,880	$388,438
Special Mention	5,653	144	17	-	5,814
Substandard	12,606	1,059	15	320	14,000
Doubtful	-	-	-	60	60
Subtotal	260,185	77,409	16,458	54,260	408,312
Less:
Unearned Discount	91	94	2	14	201

Loans, net of unearned discount	$260,094	$77,315	$16,456	$54,246	$408,111

December 31, 2011

				Commercial,
	Real Estate Commercial	Real Estate Mortgage	Installment and Other	Financial and Agriculture	Total

Pass	$223,692	$57,835	$16,004	$60,741	$358,272
Special Mention	5,169	71	45	3	5,288
Substandard	16,815	2,553	99	1,846	21,313
Doubtful	-	104	-	175	279
Subtotal	245,676	60,563	16,148	62,765	385,152
Less:
Unearned Discount	94	34	-	2	130

Loans, net of unearned discount	$245,582	$60,529	$16,148	$62,763	$385,022